Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 06, 2023
Unusual Whales Subversive Democratic Trading ETF
Account Value [Line Items]
Account Value	$ 15,091	$ 14,787	$ 14,492	$ 14,628	$ 14,005	$ 13,237	$ 13,875	$ 13,356	$ 12,595	$ 12,286	$ 11,735	$ 10,590	$ 10,772	$ 11,364	$ 11,543	$ 11,118	$ 10,492	$ 10,137	$ 10,089	$ 9,642	$ 10,000
Unusual Whales Subversive Republican Trading ETF
Account Value [Line Items]
Account Value	12,672	12,573	12,414	12,118	12,055	11,592	12,189	11,704	11,171	11,130	10,470	9,674	9,870	10,260	10,527	10,161	9,523	9,754	9,723	9,766	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 14,381	$ 14,081	$ 13,747	$ 13,582	$ 13,111	$ 12,492	$ 13,024	$ 12,618	$ 11,978	$ 11,780	$ 11,269	$ 10,326	$ 10,547	$ 11,075	$ 11,255	$ 10,904	$ 10,228	$ 10,184	$ 10,028	$ 9,673	$ 10,000